Note 6 - Related Parties	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of related party [text block]
6.	Related parties:

(a)	Administrative and research and development expenses:

The Corporation intends to continue to rely on the support of Neptune for a portion of its general and administrative needs; however, the continuance of this support is outside of the Corporation’s control. The Corporation was charged by Neptune for the purchase of research supplies and for certain costs incurred by Neptune for the benefit of the Corporation, as follows:

		Thirteen-months ended	Month ended	Twelve-months ended
	March 31, 2018	March 31, 2017	March 31, 2017	February 28, 2017	February 29, 2016
			(Unaudited)	(Unaudited)
	$	$	$	$	$

Research and development expenses
Supplies and incremental costs	7	-	-	-	5
Shared service agreement	20	60	1	59	366
Total	27	60	1	59	371

General and administrative expenses
Supplies and incremental costs	239	293	16	277	299
Shared service agreement	121	325	25	300	491
Total	360	618	41	577	790
Total related parties expenses	387	678	42	636	1,161

Where Neptune incurs specific incremental costs for the benefit of the Corporation, it charges those amounts directly. Neptune provides Acasti with the services of personnel for certain administrative work as part of a shared service agreement. The employees’ salaries and benefits are charged proportionally to the time allocation agreed upon within the shared service agreement. For the year ended
March 31, 2018
laboratory support, the corporate affairs and the public company reporting services previously provided by Neptune as part of the shared service agreement were discontinued. The Corporation is now incurring incremental costs and expects to do so in the future, partially offset by reduced shared service fees. The account payable to Neptune amounted to
$44
at
March 31, 2018,
$12
at
March 31, 2017,
and
$15
at
February
29,
2016,
is non-interest bearing and has
no
specified maturity date. These charges do
not
represent all charges incurred by Neptune that
may
have benefited the Corporation. Also, these charges do
not
necessarily represent the cost that the Corporation would otherwise need to incur, should it not
receive these services or benefits through the shared resources of Neptune.

Historically, Neptune has provided the Corporation with the krill oil needed to produce CaPre for Acasti’s clinical programs, including all of the krill oil projected as needed for its Phase
3
clinical study program. However, Neptune discontinued its krill oil production and sold its krill oil inventory to Aker on
August 7, 2017.
During the period, Acasti purchased a reserve of krill oil from Aker that will be used in the production of CaPre capsules for its Phase
3
clinical trials (see also note
5
). The Corporation is currently evaluating alternative suppliers of krill oil. At
March 31, 2018,
a reserve of krill oil was still stored at Neptune’s facility.

(b)	Interest revenue:

On
January 7, 2016
Neptune announced the acquisition of Biodroga Nutraceuticals Inc. As part of this transaction, the Corporation pledged an amount of
$2
million (“Committed Funds”) to partly guarantee the financing for the said transaction (“Pledge Agreement”). Neptune had agreed to pay Acasti an annual fee on the Committed Funds outstanding at an annual rate of
9%
during the
first
six
months and
11%
for the remaining term of the Pledge Agreement. On
September 20, 2016,
Neptune fully released the pledged amount. The Corporation recognized interest revenue of nil
for the year ended
March 31, 2018
and,
$89
for the
thirteen
-month period ended
March 31, 2017,
nil
(unaudited) for the month ended
March 31, 2017,
and
$89
(unaudited) for the
twelve
-month period ended
February 28, 2017
and
$27
for the year ended
February
29,
2016.

(c)	Key management personnel compensation:

The key management personnel are the officers of the Corporation and the members of the Board of Directors of the Corporation. They control in the aggregate less than
1%
of the voting shares of the Corporation (
2%
in
2017
and
1%
in
2016
).

Key management personnel compensation includes the following for the year ended
March 31, 2018
and the
thirteen
-month and
one
-month periods ended
March 31, 2017,
twelve
-month period ended
February 28, 2017,
and year ended
February
29,
2016.

		Thirteen- months ended	Month ended	Twelve- months ended
	March 31, 2018	March 31, 2017	March 31, 2017	February 28, 2017	February 29, 2016
			(Unaudited)	(Unaudited)
	$	$	$	$	$
Compensation	1,754	1,510	146	1,364	688
Severance	-	-	-	-	103
Share-based compensation costs	826	619	78	541	120
Total key management personnel compensation	2,580	2,129	224	1,905	911